Intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets
	As at December 31,	As at December 31,
USD'000	2019	2018
Trademarks	130	128
Patents	2,281	2,281
License agreements	10,758	10,615
Other intangibles	6,152	6,070
Total intangible assets gross	19,321	19,094
Accumulated amortization for:
Trademarks	(129)	(126)
Patents	(1,683)	(1,175)
License agreements	(10,757)	(10,591)
Other intangibles	(6,152)	(6,070)
Total accumulated amortization	(18,721)	(17,962)
Total intangible assets from continuing operations, net	600	1,132
Amortization charge from continuing operations for the year	534	460

Intangible assets future amortization charges
Year	USD'000
2020	600
Total intangible assets, net	600